CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenues from Major Customers) (Details)	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Customer A [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	31.00%
Customer A [Member] | Revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	20.00%		16.00%		10.00%
Customer B [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	31.00%
Customer B [Member] | Revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	11.00%		12.00%		15.00%
Customer C [Member] | Revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage		[1]	11.00%			[1]
Customer D [Member] | Revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage				[1]	13.00%

[1]	Less than 10%